Share Based Compensation (Details) - Schedule of Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share Based Compensation (Details) - Schedule of Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model [Line Items]
Expected volatility	170.10%	89.55%
Risk-free interest rate	3.48%	1.86%
Expected term from grant date (in years)	5 years 3 months
Dividend rate
Dilution factor (in Dollars per share)	$ 1
Dilution factor (in Dollars per share)		$ 1
Fair value (in Dollars per share)	$ 2.68
Minimum [Member]
Share Based Compensation (Details) - Schedule of Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model [Line Items]
Expected term from grant date (in years)		5 years 7 months 17 days
Fair value (in Dollars per share)		$ 0.97
Maximum [Member]
Share Based Compensation (Details) - Schedule of Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model [Line Items]
Expected term from grant date (in years)		6 years 4 months 28 days
Fair value (in Dollars per share)		$ 1.02